Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at January 1,	$ (31.5)
Net current period other comprehensive (loss)/income	(152.3)	$ (141.7)	$ 23.3
As at December 31,	(183.8)	(31.5)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at January 1,	(25.7)	110.4	85.1
Other comprehensive (loss)/ income before reclassification		(136.1)	25.3
Gain transferred to the income statement (within Other income),net) on disposal of available-for-sale-securities		0.0	0.0
Net current period other comprehensive (loss)/income	(156.4)	(136.1)	25.3
As at December 31,	(182.1)	(25.7)	110.4
Unrealized holding gain/(loss) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at January 1,	(5.8)	(0.2)	1.8
Other comprehensive (loss)/ income before reclassification		3.7	1.5
Gain transferred to the income statement (within Other income),net) on disposal of available-for-sale-securities		(9.3)	(3.5)
Net current period other comprehensive (loss)/income	4.1	(5.6)	(2.0)
As at December 31,	(1.7)	(5.8)	(0.2)
Accumulated other comprehensive (loss)/income
Accumulated Other Comprehensive Income (Loss) [Line Items]
As at January 1,	(31.5)	110.2	86.9
Other comprehensive (loss)/ income before reclassification		(132.4)	26.8
Gain transferred to the income statement (within Other income),net) on disposal of available-for-sale-securities		(9.3)	(3.5)
Net current period other comprehensive (loss)/income	(152.3)	(141.7)	23.3
As at December 31,	$ (183.8)	$ (31.5)	$ 110.2